Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (67.8%)
$60,000	United States Treasury Bills	(AA+, Aaa)	04/23/20	2.238	$59,797,089
40,000	United States Treasury Bills	(AA+, Aaa)	07/16/20	1.755	39,728,717
35,000	United States Treasury Bills	(AA+, Aaa)	08/13/20	1.556	34,719,766
85,000	United States Treasury Bills	(AA+, Aaa)	10/08/20	1.485	84,140,698
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $218,200,373)					218,386,270
TOTAL INVESTMENTS AT VALUE (67.8%) (Cost $218,200,373)					218,386,270
OTHER ASSETS IN EXCESS OF LIABILITIES (32.2%)					103,758,419
NET ASSETS (100.0%)					$322,144,689

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2020.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
CAD Currency Futures	USD	Mar 2020	1,215	$91,823,625	$(700,668)
GBP Currency Futures	USD	Mar 2020	739	61,046,019	(159,565)
					$(860,233)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2020	1,010	40,730,681	$(1,043,498)
FTSE 100 Index Futures	GBP	Mar 2020	484	46,048,299	(1,651,900)
Hang Seng Index Futures	HKD	Feb 2020	199	33,615,159	(2,048,509)
Nikkei 225 Index Futures OSE	JPY	Mar 2020	211	45,028,648	(476,305)
S&P 500 E Mini Index Futures	USD	Mar 2020	243	39,171,600	317,564
					$(4,902,648)

Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2020	901	118,622,281	$1,275,593
EURO Bund Futures	EUR	Mar 2020	343	66,534,924	250,456
Long Gilt Futures	GBP	Mar 2020	560	99,611,658	1,051,849
					$2,577,898

Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2020	(1,099)	(73,665,970)	$900,231
EUR Currency Futures	USD	Mar 2020	(457)	(63,514,431)	29,754
JPY Currency Futures	USD	Mar 2020	(718)	(83,014,263)	32,618
					$962,603

Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2020	(148)	(208,730,728)	$(747,620)
					$214,983
					$(2,970,000)

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2020 (unaudited)

Total Return Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$26,365,434	12/04/20	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	$—	$(1,223,609)
USD	57,454,611	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	3,514,648
USD	27,444,388	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	3,029,538
USD	44,768,695	12/04/20	Goldman Sachs	(0.07)%	Bloomberg Industrial Metals Index	At Maturity	—	640,892
								$5,961,469

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$218,386,270	$—	$218,386,270
United States Treasury Obligations	$—	$218,386,270	$—	$218,386,270

Other Financial Instruments*
Futures Contracts	$3,858,065	$—	$—	$3,858,065
Swap Contracts**	—	7,185,078	—	7,185,078

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$6,828,065	$—	$—	$6,828,065
Swap Contracts**	—	1,223,609	—	1,223,609

*	Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable

During the period ended January 31, 2020, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND (2.0%)
UNITED STATES (2.0%)
Energy (2.0%)
Alerian MLP ETF(1) (Cost $777,419)	90,767	$727,951

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(2)
UNITED STATES TREASURY OBLIGATIONS (37.3%)
$5,000	United States Treasury Bills	(AA+, Aaa)	10/08/20	1.523	4,949,453
9,000	United States Treasury Bills	(AA+, Aaa)	12/31/20	1.487	8,882,140
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $13,822,941)					13,831,593

	Number of Shares
SHORT-TERM INVESTMENT (0.1%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62%(3) (Cost $54,400)	54,400	54,400
TOTAL INVESTMENTS AT VALUE (39.4%) (Cost $14,654,760)		14,613,944
OTHER ASSETS IN EXCESS OF LIABILITIES (60.6%)		22,474,441
NET ASSETS (100.0%)		$37,088,385

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security or portion thereof is out on loan.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2020.
(3)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2020.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
HKD	35,518,542	USD	4,558,640	06/17/20	Morgan Stanley	$4,558,640	$4,567,683	$9,043
USD	7,845,121	HKD	61,333,156	06/17/20	Morgan Stanley	(7,845,121)	(7,887,441)	(42,320)
								$(33,277)

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	May 2020	12	$472,050	$(4,172)
Corn Futures	USD	May 2020	62	1,198,150	(8,521)
Cotton No. 2 Futures	USD	May 2020	9	307,395	(6,060)
Soyabean Oil Futures	USD	May 2020	28	509,040	(25,696)
Soybean Futures	USD	May 2020	24	1,064,100	(24,066)
Soybean Meal Futures	USD	May 2020	22	651,860	(10,433)
Sugar No. 11	USD	May 2020	41	658,952	1,598
Wheat Futures	USD	May 2020	34	939,250	(23,491)
					$(100,841)
Energy
Gasoline RBOB Futures	USD	May 2020	6	420,563	$(3,510)
Light Sweet Crude Oil Futures	USD	May 2020	26	1,346,020	(23,076)
Low Sulphur Gasoil Futures	USD	May 2020	9	451,575	(10,349)
Natural Gas Futures	USD	May 2020	72	1,401,120	(18,379)
NY Harbor ULSD Futures	USD	May 2020	5	343,518	(8,442)
					$(63,756)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2020 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase

Foreign Exchange Contracts
CAD Currency Futures	USD	Mar 2020	14	$1,058,050	$(7,831)
GBP Currency Futures	USD	Mar 2020	7	578,244	(1,512)
					$(9,343)
Index Contracts
FTSE 100 Index Futures	GBP	Mar 2020	6	570,846	$(19,619)
Hang Seng Index Futures	HKD	Feb 2020	2	337,841	(20,588)
Nikkei 225 Index Futures OSE	JPY	Mar 2020	2	426,812	(4,515)
					$(44,722)
Industrial Metals
LME Nickel Futures	USD	Mar 2020	15	1,153,125	$(139,544)
LME Nickel Futures	USD	May 2020	7	540,498	8,059
LME Primary Aluminum Futures	USD	Mar 2020	34	1,454,350	(40,020)
LME Primary Aluminum Futures	USD	May 2020	20	863,500	(10,249)
LME Zinc Futures	USD	Mar 2020	19	1,047,375	(37,836)
LME Zinc Futures	USD	May 2020	12	659,625	(3,955)
					$(223,545)
Interest Rate Contracts
10YR AUS Bond Futures	AUD	Mar 2020	29	2,871,083	$42,949
10YR U.S. Treasury Note Futures	USD	Mar 2020	32	4,213,000	11,387
EURO Bund Futures	EUR	Mar 2020	18	3,491,629	41,325
					$95,661
Precious Metals
Copper Futures	USD	May 2020	21	1,324,575	$(19,607)
Silver Futures	USD	May 2020	8	723,640	7,683
					$(11,924)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Mar 2020	(12)	(461,925)	$4,134
Corn Futures	USD	Mar 2020	(62)	(1,181,875)	6,991
Cotton No. 2 Futures	USD	Mar 2020	(9)	(303,750)	6,960
Soyabean Oil Futures	USD	Mar 2020	(28)	(502,992)	25,352
Soybean Futures	USD	Mar 2020	(24)	(1,047,000)	24,135
Soybean Meal Futures	USD	Mar 2020	(22)	(640,200)	11,627
Sugar No. 11	USD	Mar 2020	(41)	(670,891)	(4,977)
Wheat Futures	USD	Mar 2020	(34)	(941,375)	23,272
					$97,494
Energy
Gasoline RBOB Futures	USD	Mar 2020	(6)	(379,033)	$543
Light Sweet Crude Oil Futures	USD	Mar 2020	(26)	(1,340,560)	26,124
Low Sulphur Gasoil Futures	USD	Mar 2020	(9)	(452,250)	10,201
Natural Gas Futures	USD	Mar 2020	(72)	(1,325,520)	19,491
NY Harbor ULSD Futures	USD	Mar 2020	(5)	(341,964)	8,816
					$65,175
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2020	(9)	(603,270)	$7,613
EUR Currency Futures	USD	Mar 2020	(5)	(694,906)	(689)
JPY Currency Futures	USD	Mar 2020	(6)	(693,713)	1,813
					$8,737
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2020	(53)	(2,137,353)	$53,907
S&P 500 E Mini Index Futures	USD	Mar 2020	(25)	(4,030,000)	(33,175)
					$20,732
Industrial Metals
LME Nickel Futures	USD	Mar 2020	(22)	(1,691,250)	$66,105

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2020 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
LME Primary Aluminum Futures	USD	Mar 2020	(54)	$(2,309,850)	$55,542
LME Zinc Futures	USD	Mar 2020	(31)	(1,708,875)	18,596
					$140,243
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Mar 2020	(27)	(2,902,416)	$(51,054)
10YR JGB Mini Futures	JPY	Mar 2020	(36)	(5,078,563)	(23,665)
Long Gilt Futures	GBP	Mar 2020	(12)	(2,134,535)	(26,359)
					$(101,078)
Precious Metals
Copper Futures	USD	Mar 2020	(21)	(1,321,425)	$18,768
Silver Futures	USD	Mar 2020	(8)	(720,480)	(7,807)
					$10,961
					$(116,206)

Total Return Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$7,569,637	02/21/20	Barclays Bank PLC	Barclays WSVC Strategy(a)	0.60%	At Maturity	$—	$(31,689)
USD	8,919,314	03/11/20	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	332,002
USD	12,200,000	06/22/20	BNP Paribas	iBoxx $ Liquid High Yield Index	1.91%	Quarterly	(72,261)	(805)
CHF	424,756	10/02/20	BNP Paribas	CHF Custom Equity Basket(b)	1.00%	Monthly	—	(23,006)
USD	4,679,965	11/06/20	BNP Paribas	BNP Paribas CPS 2x1 D15 US Index ER(a)	0.35%	At Maturity	—	(19,492)
DKK	121,350	01/05/21	BNP Paribas	DKK Custom Equity Basket(b)	1.00%	Monthly	—	14,326
EUR	850,037	01/05/21	BNP Paribas	EUR Custom Equity Basket(b)	1.00%	Monthly	—	(40,488)
CAD	485,754	01/05/21	BNP Paribas	CAD Custom Equity Basket(b)	2.17%	Monthly	—	521
GBP	554,167	01/05/21	BNP Paribas	GBP Custom Equity Basket(b)	1.21%	Monthly	—	(51,361)
USD	8,431,464	10/19/20	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped(c)	0.40%	At Maturity	—	232,240
USD	887,638	11/20/20	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped(c)	0.40%	At Maturity	—	(27,630)
USD	5,860,432	11/20/20	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	(29,838)

Credit Suisse Multialternative Strategy Fund Consolidated Schedule of Investments (continued) January 31, 2020 (unaudited)

Total Return Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$190,748	04/17/2020	Goldman Sachs	Advanced Disposal Services, Inc.	2.09%	Monthly	$—	$—
USD	300,240	04/24/2020	Goldman Sachs	Advanced Disposal Services, Inc.	2.09%	Monthly	—	—
GBP	366,729	07/24/2020	Goldman Sachs	EI Group PLC	1.16%	Monthly	—	—
CAD	559,472	11/27/20	Goldman Sachs	Detour Gold Corp.	2.39%	Monthly	—	(33,077)
CAD	556,186	11/27/20	Goldman Sachs	1.59%	Kirkland Lake Gold Ltd.	Monthly	—	32,699
USD	455,244	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	36,899
USD	274,528	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	29,122
USD	264,204	12/04/20	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	—	(11,659)
USD	452,834	12/04/20	Goldman Sachs	(0.07)%	Bloomberg Industrial Metals Index	At Maturity	—	6,482
USD	500,000	12/21/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	1.91%	Quarterly	(769)	(6,627)
USD	4,416,008	01/05/21	Goldman Sachs	US Equity Buyback Basket(c)	2.06%	Monthly	—	(209,623)
EUR	585,176	01/22/21	Goldman Sachs	1.00%	Altran Technologies SA	Monthly	—	(9,710)
USD	505,863	05/15/20	Goldman Sachs	Zayo Group Holdings, Inc.	2.09%	Monthly	—	1,314
USD	491,958	06/05/20	Goldman Sachs	EL Paso Electric Co.	2.09%	Monthly	—	1,014
USD	237,317	06/05/20	Goldman Sachs	Cypress Semiconductor Corp.	2.09%	Monthly	—	(1,917)
USD	589,824	06/12/20	Goldman Sachs	1.34%	United Technologies Corp.	Monthly	—	13,356
USD	374,059	06/12/20	Goldman Sachs	Raytheon Co.	2.09%	Monthly	—	(10,834)
USD	15,100,000	06/22/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	1.91%	Quarterly	334	247,191
USD	229,735	07/17/20	Goldman Sachs	Acacia Communications, Inc.	2.09%	Monthly	—	1,484
USD	294,689	10/16/20	Goldman Sachs	RA Pharmaceuticals, Inc.	2.03%	Monthly	—	(251)
GBP	572,879	10/16/20	Goldman Sachs	Sophos Group PLC	1.10%	Monthly	—	(617)
CAD	323,525	10/23/20	Goldman Sachs	Hudson's Bay Co.	2.41%	Monthly	—	2,635
USD	511,860	10/30/20	Goldman Sachs	Liberty Property Trust	2.03%	Monthly	—	22,607
USD	512,692	10/30/20	Goldman Sachs	1.28%	Prologis, Inc.	Monthly	—	(22,111)
USD	473,776	11/06/20	Goldman Sachs	1.34%	Digital Realty Trust, Inc.	Monthly	—	(16,462)
USD	295,642	11/06/20	Goldman Sachs	Wright Medical Group NV	2.07%	Monthly	—	(3,585)
USD	475,847	11/06/20	Goldman Sachs	Interxion Holding NV	2.07%	Monthly	—	15,002
USD	99,460	11/20/20	Goldman Sachs	Carolina Financial Corp.	2.03%	Monthly	—	(9,606)

Credit Suisse Multialternative Strategy Fund Consolidated Schedule of Investments (continued) January 31, 2020 (unaudited)

Total Return Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$302,625	11/20/20	Goldman Sachs	KEMET Corp.	2.03%	Monthly	$—	$(9,675)
USD	100,639	11/20/20	Goldman Sachs	1.28%	United Bankshares, Inc.	Monthly	—	9,847
USD	297,691	11/20/20	Goldman Sachs	Continental Building Product, Inc.	2.03%	Monthly	—	3,666
USD	4,375,956	11/20/20	Goldman Sachs	Goldman Sachs RP 111 Long Short Series SR Excess Return Strategy(c)	(0.60)%	At Maturity	—	(557,095)
USD	1,234,422	11/20/20	Goldman Sachs	Goldman Sachs RP 113 Long Short Series SR Excess Return Strategy(c)	(0.60)%	At Maturity	—	(35,386)
USD	2,327,109	11/20/20	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(c)	(0.60)%	At Maturity	—	41,918
USD	5,016,295	11/20/20	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(c)	(0.60)%	At Maturity	—	24,695
EUR	1,157,292	12/07/20	Goldman Sachs	Osram Licht AG	1.00%	Monthly	—	3,386
USD	15,000,000	03/20/20	JPMorgan Chase	1.91%	iBoxx $ Liquid High Yield Index	Quarterly	9,540	65,558
USD	204,597	04/13/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.06%	Monthly	—	5,527
USD	4,000,000	04/22/20	JPMorgan Chase	J.P. Morgan EMBI Global Core(c)	2.35%	Quarterly	—	25,026
USD	242,150	05/26/20	JPMorgan Chase	Mellanox Technologies Ltd.	2.11%	Monthly	—	6,541
USD	1,800,000	06/22/20	JPMorgan Chase	iBoxx $ Liquid High Yield Index	1.91%	Quarterly	(6,791)	35,068
USD	3,830,706	10/30/20	JPMorgan Chase	J.P. Morgan Divimont Bespoke(c)	0.10%	Monthly	—	(9,894)
USD	982,361	10/30/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(c)	0.60%	Monthly	—	9,205
USD	3,253,260	11/20/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(c)	0.60%	Monthly	—	30,485
USD	699,420	11/20/20	JPMorgan Chase	J.P. Morgan Divimont Bespoke(c)	0.10%	Monthly	—	(1,806)
USD	1,397,621	11/20/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(c)	0.60%	Monthly	—	13,108
USD	256,776	12/07/20	JPMorgan Chase	Fitbit, Inc.	2.09%	Monthly	—	790
USD	456,101	12/28/20	JPMorgan Chase	TD Ameritrade Holding Corp.	2.06%	Monthly	—	(19,142)
EUR	527,621	12/28/20	JPMorgan Chase	TLG Immobilien AG	1.00%	Monthly	—	43,088
USD	472,122	12/28/20	JPMorgan Chase	1.26%	The Charles Schwab Corp.	Monthly	—	17,852
EUR	529,454	12/28/20	JPMorgan Chase	1.00%	Aroundtown SA	Monthly	—	(37,098)

Credit Suisse Multialternative Strategy Fund Consolidated Schedule of Investments (continued) January 31, 2020 (unaudited)

Total Return Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
CAD	$99,157	01/04/21	JPMorgan Chase	Continental Gold, Inc.	2.53%	Monthly	$—	$1,841
USD	492,501	01/04/21	JPMorgan Chase	Tech Data Corp.	2.10%	Monthly	—	205
USD	95,847	01/26/21	JPMorgan Chase	1.26%	Xperi Corp.	Monthly	—	10,313
USD	95,984	01/26/21	JPMorgan Chase	Tivo Corp.	1.25%	Monthly	—	(10,925)
EUR	445,660	01/27/21	JPMorgan Chase	Peugeot SA	1.00%	Monthly	—	(49,860)
USD	477,862	01/27/21	JPMorgan Chase	1.26%	Fiat Chrysler Automobiles NV	Monthly	—	47,290
USD	10,331,935	01/29/21	JPMorgan Chase	J.P. Morgan Helix 3 Index(c)	0.60%	Monthly	—	78,868
USD	14,920,737	01/29/21	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(c)	0.60%	Monthly	—	10,850
USD	1,569,835	10/30/20	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.10%	At Maturity	—	(2,546)
USD	1,177,919	11/20/20	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.10%	At Maturity	—	(18,204)
USD	1,500,000	12/21/20	Morgan Stanley & Co.	iBoxx $ Liquid High Yield Index	1.91%	Quarterly	(1,193)	(15,050)
USD	19,819,217	11/20/20	Societe Generale	SG US Trend Index(a)	0.30%	At Maturity	—	83,476
USD	19,324,641	11/20/20	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(c)	1.20%	At Maturity	—	410,278
								$640,706

(a) The index intends to provide exposure to the S&P 500 index.

(b) The index constituents are available on the Fund’s website.

(c) The index constituents are available on the counterparty’s website.

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be affected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Fund	$727,951	$—	$—	$727,951
United States Treasury Obligations	—	13,831,593	—	13,831,593
Short-term Investment	—	54,400	—	54,400
	$727,951	$13,885,993	$—	$14,613,944
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$9,043	$—	$9,043
Futures Contracts	502,991	—	—	502,991
Swap Contracts**	—	1,967,775	—	1,967,775

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$42,320	$—	$42,320
Futures Contracts	619,197	—	—	619,197
Swap Contracts**	—	1,327,069	—	1,327,069

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2020, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (81.1%)
Advertising (1.0%)
$8,685	Clear Channel Outdoor Holdings, Inc., LIBOR 1M + 3.500%(1)	(B+, B1)	08/21/26	5.145	$8,732,321
4,357	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	5.395	4,364,337
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.145	6,000,571
4,000	Southern Graphics, Inc., LIBOR 1M + 3.250%(1)	(CCC+, B3)	12/31/22	4.895	2,516,580
6,000	Southern Graphics, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC-, Caa3)	12/31/23	9.145	1,656,000
					23,269,809
Aerospace & Defense (0.7%)
2,925	Fly Funding II S.a.r.l., LIBOR 3M + 1.750%(1)	(BBB-, Ba2)	08/09/25	3.650	2,935,500
8,058	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	11/28/21	6.904	8,100,082
5,223	TransDigm, Inc., LIBOR 1M + 2.500%(1)	(B+, Ba3)	08/22/24	4.145	5,229,879
					16,265,461
Air Transportation (0.6%)
1,908	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	01/29/27	3.329	1,887,431
12,603	American Airlines, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	12/14/23	3.676	12,611,537
					14,498,968
Auto Parts & Equipment (2.7%)
9,399	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	3.920	9,393,279
2,955	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(1),(3)	(BB-, B2)	05/22/25	8.020	2,962,388
20,975	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1)	(BB, Ba3)	11/02/23	3.650	20,177,530
9,672	Jason, Inc., LIBOR 3M + 4.500%(1),(2)	(CCC+, Caa1)	06/30/21	6.445	7,822,124
8,579	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(1)	(B+, Ba3)	04/30/26	5.160	8,644,983
12,910	U.S. Farathane LLC, LIBOR 1M + 3.500%(1),(3)	(B+, B3)	12/23/21	5.145	12,393,582
					61,393,886
Automakers (0.8%)
12,104	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(5)	(BB-, B1)	06/30/22	3.500	13,552,162
3,811	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.145	3,828,984
					17,381,146
Banking (0.3%)
6,792	Citco Funding LLC, LIBOR 1M + 2.500%(1)	(NR, Ba3)	09/28/23	4.145	6,800,415

Building & Construction (0.2%)
4,223	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B2)	10/29/24	4.400	4,251,827

Building Materials (3.7%)
3,940	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/28/25	6.145	3,883,106
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(2)	(CCC+, Caa2)	04/27/26	10.395	1,600,464
13,516	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	01/15/27	3.645	13,552,686
7,236	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, Ba2)	09/30/23	4.150	7,254,156
8,000	Installed Building Products, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba3)	04/15/25	3.919	8,034,000
1,953	NCI Building Systems, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	5.434	1,953,896
15,670	Priso Acquisition Corp., LIBOR 3M + 3.000%(1)	(B+, B2)	05/08/22	4.908	15,513,181
15,546	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	11/21/24	3.645	15,637,566
14,660	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.200	14,672,100
					82,101,155
Cable & Satellite TV (1.4%)

4,647	Charter Communications Operating, LLC, LIBOR 1M +1.750%(1)	(BBB-, Ba1)	04/30/25	3.400	4,678,151
3,752	Charter Communications Operating, LLC, LIBOR 1M +1.750%(1)	(BBB-, Ba1)	02/01/27	3.400	3,772,660
15,348	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	3.926	15,405,298
7,000	Ziggo B.V., EURIBOR 3M + 3.000%(1),(5)	(B+, B1)	01/31/29	3.000	7,777,144
					31,633,253
Chemicals (7.9%)

5,221	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(5)	(B, B2)	09/13/23	3.250	5,739,753
1,834	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	5.164	1,822,417
1,382	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	5.164	1,373,003
18,432	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	4.945	18,485,947
9,214	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1)	(BB-, B1)	08/27/26	7.195	9,282,853
2,571	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	5.145	2,486,288

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$1,523	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2),(3)	(CCC, Caa2)	11/18/24	9.645	$1,470,117
1,978	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	5.145	1,912,059
11,583	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	3.695	11,597,693
7,286	CTC AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(5)	(B, B2)	03/07/25	2.500	8,001,389
2,640	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.195	2,648,440
2,583	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.195	2,592,090
1,920	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(5)	(CCC+, Caa1)	09/07/21	3.750	1,915,555
555	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(CCC+, Caa1)	09/07/21	4.801	491,974
3,360	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(CCC+, Caa1)	09/07/21	4.801	2,976,041
9,773	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	4.280	9,846,573
8,921	PMHC II, Inc., LIBOR 3M + 3.500%(1)	(CCC+, Caa1)	03/31/25	5.445	8,168,520
2,907	PMHC II, Inc., LIBOR 3M + 7.750%(1)	(CCC, Caa3)	03/30/26	9.933	2,524,383
10,737	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(1),(3)	(B, B2)	10/15/25	6.625	10,696,663
6,367	PQ Corp., LIBOR 3M + 2.500%(1)	(BB-, B1)	02/08/25	4.277	6,385,923
3,162	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1)	(BB-, B2)	07/13/23	4.400	3,175,349
5,546	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	5.909	5,523,018
16,330	Starfruit Finco B.V, LIBOR 1M + 3.250%(1)	(B+, B1)	10/01/25	4.699	16,362,038
8,389	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	4.519	8,407,072
3,160	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	07/01/24	3.895	3,174,289
22,458	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC, Caa1)	05/22/21	5.645	19,276,364
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2),(3)	(CCC, Caa2)	10/27/25	10.159	3,476,012
7,114	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, Caa1)	08/12/24	5.945	5,648,556
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Ca)	08/11/25	10.195	1,113,750
					176,574,129
Diversified Capital Goods (1.2%)
3,177	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(BB-, Ba3)	01/02/26	6.184	3,197,109
14,483	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(1)	(B+, B2)	11/30/23	5.645	14,491,805
3,410	Dynacast International LLC, LIBOR 3M + 3.250%(1),(3)	(B-, B2)	01/28/22	5.195	3,325,224
3,940	Electrical Components International, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	06/26/25	6.195	3,733,150
2,778	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	4.645	2,795,091
					27,542,379
Electric - Generation (0.6%)
12,468	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	08/01/25	4.645	12,514,767

Electronics (3.6%)
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	10/04/24	4.460	4,217,905
2,450	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	5.445	2,453,834
21,075	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B3)	05/17/24	3.895	20,495,024
14,609	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	3.650	14,685,370
13,745	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	5.695	13,583,727
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(5)	(B-, B3)	01/10/24	3.750	7,714,193
17,215	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	4.395	17,284,910
					80,434,963
Energy - Exploration & Production (1.0%)
2,734	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(1)	(B, B2)	05/22/26	5.645	2,678,079
5,474	PES Holdings LLC, Prime + 7.250%(1),(6)	(NR, NR)	12/31/22	12.000	5,288,848
14,806	PES Holdings LLC, LIBOR 3M + 6.990%(1),(6)	(NR, NR)	12/31/22	6.990	6,150,537
1,163	PES Holdings LLC, LIBOR 3M + 3.000%(1),(7)	(NR, NR)	04/30/20	3.000	1,307,813
2,438	PES Holdings LLC, LIBOR 2M + 14.000%(1),(3)	(NR, NR)	04/30/20	15.961	2,742,187
4,037	PES Holdings LLC, Prime + 9.000%(1),(2),(3),(6),(12)	(NR, NR)	12/31/22	13.750	3,734,085
					21,901,549
Environmental (0.6%)
12,733	GFL Environmental, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	05/30/25	4.645	12,721,762

Food & Drug Retailers (0.2%)
2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(5)	(B-, B3)	09/02/24	4.250	2,345,176
2,999	L1R HB Finance Limited Â , LIBOR 3M + 5.250%(1),(8)	(B-, B3)	09/02/24	6.050	2,784,908
					5,130,084

Food - Wholesale (1.1%)
1,980	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	12/13/23	4.895	1,973,821
2,970	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	12/13/23	4.895	2,958,484
2,777	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(1),(3)	(B-, B2)	12/13/23	6.159	2,784,325

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale
$2,148	U.S. Foods, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	09/13/26	3.645	$2,160,053
11,952	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	10/22/25	5.895	10,751,311
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(5)	(B, B2)	01/31/25	5.750	4,968,450
					25,596,444
Gaming (3.1%)
13,632	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	12/23/24	4.395	13,643,292
7,426	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B-, B3)	07/08/24	5.645	7,221,557
6,156	Eldorado Resorts LLC, LIBOR 1M + 2.250%(1)	(BB, Ba1)	04/17/24	3.938	6,159,588
5,887	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	03/13/25	4.945	5,912,177
14,677	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	4.401	14,733,965
15,000	Jackpotjoy PLC, LIBOR 1WK + 5.000%(1),(8)	(B+, B1)	12/06/24	5.622	19,864,456
2,741	MGM Growth Properties Operating Partnership LP, LIBOR 1W + 2.000%(1)	(BB+, Ba3)	03/21/25	3.566	2,750,554
					70,285,589
Gas Distribution (0.2%)
4,466	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(1)	(B+, B2)	09/27/24	5.650	3,979,479

Health Facilities (2.0%)
6,640	DaVita, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Ba1)	08/12/24	3.145	6,619,250
11,222	DaVita, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	08/12/26	3.895	11,261,657
3,588	Radiology Partners Holdings LLC, LIBOR 12M + 4.750%(1)	(B, B2)	07/09/25	6.661	3,602,467
5,437	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	09/02/24	4.900	5,429,932
2,728	Western Dental Services, Inc., LIBOR 1M + 4.500%(1),(3)	(B-, B3)	06/30/23	6.145	2,735,077
14,397	Western Dental Services, Inc., LIBOR 1M + 5.250%(1),(3)	(B-, B3)	06/30/23	6.895	14,433,416
					44,081,799
Health Services (2.0%)
14,606	Athenahealth, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	02/11/26	6.401	14,694,508
7,940	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B+, B2)	02/27/26	5.395	7,835,754
5,359	Carestream Health, Inc., LIBOR 1M + 6.000%(1)	(B, B1)	02/28/21	7.645	5,285,886
14,360	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(1)	(B, B2)	12/11/26	6.145	14,432,123
2,974	Valitas Health Services, Inc., LIBOR 3M + 10.000%(1),(3),(4)	(NR, NR)	06/30/20	11.945	2,944,339
5,303	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(4)	(NR, NR)	06/30/20	13.945	206,804
					45,399,414
Hotels (0.8%)
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(5)	(B+, B2)	05/07/25	4.500	5,554,050
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(5)	(CCC+, Caa2)	04/30/26	9.000	3,294,131
3,090	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	4.400	3,066,557
4,742	RHP Hotel Properties, LP, LIBOR 1M + 2.000%(1)	(BB, Ba3)	05/11/24	3.650	4,772,059
2,188	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	3.395	2,204,623
					18,891,420
Insurance Brokerage (3.2%)
10,817	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	6.195	10,860,258
4,668	Acrisure LLC, LIBOR 3M + 3.750%(1)	(B, B2)	11/22/23	5.695	4,685,088
13,501	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.000%(1)	(B, B2)	05/09/25	4.645	13,510,437
7,516	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/24	5.145	7,527,213
14,918	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	4.551	14,901,696
7,352	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(5)	(B, B2)	12/20/24	3.500	8,168,370
13,379	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	4.645	13,388,852
					73,041,914
Investments & Misc. Financial Services (1.3%)
10,178	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	04/03/24	5.945	9,650,049
19,055	Ditech Holding Corp., Prime + 7.000%(1),(6)	(NR, NR)	06/30/22	12.000	7,907,845
1,247	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	5.395	1,249,945
2,358	FinCo I LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	3.645	2,369,814
7,171	VFH Parent LLC, LIBOR 1M + 3.500%(1)	(B+, Ba3)	03/01/26	5.263	7,206,606
					28,384,259
Machinery (1.9%)
6,913	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	10/01/25	4.645	6,886,578
2,325	CPM Holdings, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	11/17/25	5.395	2,310,124
1,977	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2)	(CCC+, Caa2)	11/15/26	9.895	1,949,521

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery
$6,355	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(6),(8)	(D, Caa3)	04/09/20	4.750	$7,045,215
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC+, Caa3)	09/06/26	8.395	3,007,485
13,845	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	09/06/25	5.145	12,763,198
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	10/23/25	4.145	8,328,705
					42,290,826
Managed Care (0.8%)
8,676	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B+, B2)	04/02/25	5.188	8,725,511
9,000	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/23	4.695	8,867,250
					17,592,761
Media - Diversified (0.6%)
6,191	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(BB, Ba2)	08/24/26	4.910	6,198,458
2,651	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B+, B2)	10/20/25	4.895	2,608,138
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1)	(CCC+, Caa2)	10/19/26	8.645	4,633,350
					13,439,946
Media Content (0.6%)
12,542	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(BB-, Ba3)	11/01/23	3.770	12,615,619
Medical Products (0.7%)
15,007	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1)	(CCC+, B3)	06/15/23	6.703	14,369,410
1,871	Avantor, Inc., LIBOR 1M + 3.000%(1)	(B+, Ba2)	11/21/24	3.895	1,885,373
218	Lifescan Global Corp., LIBOR 3M + 6.000%(1)	(B, B2)	10/01/24	8.056	209,488
					16,464,271
Metals & Mining - Excluding Steel (0.5%)
11,753	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B1)	02/12/25	5.145	11,708,519
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(3),(6)	(NR, NR)	02/28/20	8.500	451,730
					12,160,249
Non - Electric Utilities (0.2%)
4,747	BCP Raptor LLC, LIBOR 1M + 4.250%(1)	(B, B3)	06/24/24	5.895	4,375,828

Packaging (1.8%)
3,939	Anchor Glass Container Corp., LIBOR 1M + 2.750% (1)	(CCC+, B3)	12/07/23	4.476	2,916,806
6,175	Anchor Glass Container Corp., LIBOR 1M + 7.750%(1)	(CCC-, Caa2)	12/07/24	9.464	3,245,734
13,135	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	12/29/23	4.905	12,998,612
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(5)	(B-, B3)	06/30/22	4.750	9,759,809
3,749	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(1)	(B-, B3)	11/20/23	5.295	3,710,091
5,500	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	4.395	5,504,400
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(3)	(CCC-, Caa3)	10/27/25	9.677	2,865,625
					41,001,077
Personal & Household Products (1.6%)
6,893	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	6.395	6,863,323
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	10/31/23	5.250	3,381,673
20,384	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(1)	(CCC, Caa1)	11/08/23	5.167	13,427,821
6,612	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(1)	(CC, Caa3)	11/08/24	9.660	2,049,858
10,192	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/23	5.693	10,177,055
					35,899,730
Pharmaceuticals (1.8%)
3,026	Akorn, Inc., LIBOR 3M + 10.000%(1)	(B-, Caa1)	04/16/21	11.812	2,927,506
2,166	Alkermes, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	03/27/23	3.920	2,164,951
2,684	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	4.670	2,698,561
6,795	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba2)	11/27/25	4.420	6,827,239
14,545	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(B+, B1)	04/29/24	5.938	14,069,953
2,000	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.000%(1),(9)	(BB+, Ba2)	11/15/27	3.561	2,013,750
10,223	Syneos Health, Inc., LIBOR 1M + 1.500%(1)	(BB, Ba3)	03/26/24	3.145	10,141,185
					40,843,145

Real Estate Development & Management (1.3%)
8,850	Forest City Enterprises LP, LIBOR 1M + 3.500%(1),(9)	(B+, B2)	12/08/25	5.145	8,912,963
20,000	Hanjin International Corp., LIBOR 1M + 2.500%(1),(3)	(B+, Ba3)	10/18/20	4.145	20,000,000
					28,912,963

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Investment Trusts (0.3%)
$7,096	iStar, Inc., LIBOR 1M + 2.750%(1),(3)	(BB, Ba2)	06/28/23	4.457	$7,122,461

Recreation & Travel (3.0%)
13,139	Alterra Mountain Co., LIBOR 1M + 3.000%(1)	(B, B1)	07/31/24	4.395	13,217,863
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1),(2)	(CCC+, Caa2)	09/04/26	9.395	2,135,904
10,078	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1),(3)	(B+, B2)	09/05/25	5.395	9,990,216
5,566	Crown Finance U.S., Inc., LIBOR 1M + 2.250%(1)	(BB-, B1)	02/28/25	3.895	5,525,494
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(B, B2)	04/27/25	6.445	9,498,267
1,041	Motion Finco Sarl, LIBOR 3M + 0.500%(1),(7)	(B+, Ba3)	11/12/26	1.625	1,052,218
7,894	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(B+, Ba3)	11/13/26	5.151	7,982,873
3,980	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(8)	(B, B2)	03/03/24	4.958	5,171,742
11,789	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	03/31/24	4.645	11,835,863
					66,410,440
Restaurants (1.3%)
10,024	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	3.395	10,031,884
9,874	IRB Holding Corp., LIBOR 1M + 2.750%(1)	(B+, B2)	02/05/25	4.384	9,908,157
8,470	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	4.645	8,429,789
					28,369,830
Software - Services (9.1%)
8,692	Almonde, Inc., LIBOR 6M + 3.500%(1)	(B-, B2)	06/13/24	5.277	8,617,615
4,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.027	4,012,940
2,507	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	5.195	2,518,592
6,930	Compuware Corp., LIBOR 1M + 4.000%(1)	(B, B2)	08/22/25	5.645	6,987,762
14,782	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	4.900	14,864,113
16,727	Flexera Software LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/26/25	5.150	16,824,727
2,846	Flexera Software LLC, LIBOR 1M + 7.250%(1),(3)	(CCC+, Caa1)	02/26/26	8.900	2,849,712
10,316	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1),(3)	(B, B3)	06/28/24	5.211	10,315,864
13,326	Go Daddy Operating Company LLC, LIBOR 1M + 1.750% (1)	(BB, Ba1)	02/15/24	3.395	13,366,834
3,857	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(5)	(B-, B2)	12/01/23	3.500	4,282,123
4,900	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	8.645	4,969,433
9,529	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	5.145	9,589,429
5,762	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(5)	(B, Ba3)	02/01/22	3.250	6,438,374
3,250	Kronos, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/01/23	4.909	3,259,262
13,905	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	11/19/21	3.895	13,932,700
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.145	1,950,933
12,657	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B, B3)	04/26/24	5.380	12,692,359
1,508	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 4.250%(1)	(B, B3)	04/26/24	6.130	1,518,249
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.145	13,061,984
4,488	SkillSoft Corp., LIBOR 3M + 4.750%(1)	(CCC-, Caa2)	04/28/21	6.527	3,798,077
14,459	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	4.395	14,497,430
5,962	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	3.395	5,974,489
8,367	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	3.395	8,384,820
13,162	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	05/04/26	5.395	13,234,996
7,745	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	3.843	7,803,282
					205,746,099
Specialty Retail (1.3%)
2,881	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	10/03/25	9.184	2,805,374
2,349	Champ Acquisition Corp., LIBOR 3M + 5.500%(1)	(B, B1)	12/19/25	7.445	2,351,796
2,269	EG America LLC, LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	04/20/26	9.961	2,235,180
13,214	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(5)	(B, B2)	02/07/25	4.000	14,561,390
304	Mister Car Wash Holdings, Inc.(1),(7),(9)	(NR, B2)	05/14/26	3.500	305,449
6,054	Mister Car Wash Holdings, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	05/14/26	5.410	6,078,423
					28,337,612
Steel Producers/Products (1.7%)
19,224	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/22/23	4.700	19,335,277
18,350	Zekelman Industries, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	01/17/27	3.909	18,370,552
					37,705,829
Support - Services (4.5%)
13,390	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(1)	(B-, B3)	07/10/26	5.895	13,493,170
9,581	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	6.088	9,593,460
11,720	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	4.145	11,745,304
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(2),(5)	(B-, B2)	01/06/24	4.500	5,230,456
10,521	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	4.420	10,555,176

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$3,669	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	3.645	$3,690,064
14,165	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(1),(2)	(CCC, Caa1)	12/20/23	6.270	12,677,339
8,687	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	4.895	8,705,184
14,116	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	3.650	13,385,942
7,336	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(B-, B3)	02/16/24	6.145	6,199,155
6,717	USS Ultimate Holdings, Inc., LIBOR 6M + 7.750%(1)	(CCC+, Caa2)	08/25/25	9.671	6,569,394
					101,844,644
Tech Hardware & Equipment (0.4%)
9,975	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B+, Ba3)	04/06/26	4.895	9,985,374
Telecom - Wireless (1.5%)
13,942	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	04/11/25	3.400	13,976,624
20,044	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.188	19,655,573
					33,632,197
Telecom - Wireline Integrated & Services (2.1%)
7,691	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	5.364	7,677,531
1,668	GTT Communications, Inc., LIBOR 1M + 2.750%(1)	(B-, B2)	05/31/25	4.400	1,414,676
16,633	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	3.395	16,620,231
1,396	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	4.395	1,386,957
2,481	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	5.150	2,473,911
16,740	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	3.895	16,771,849
					46,345,155
Theaters & Entertainment (3.6%)
11,881	AMC Entertainment Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba2)	04/22/26	4.650	11,910,323
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1),(3)	(B-, B2)	07/03/26	6.150	10,645,700
9,325	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	05/08/25	4.150	9,348,635
9,470	PUG LLC, LIBOR 3M + 3.500%(1),(3)	(B, B2)	03/15/27	5.336	9,464,081
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(5)	(B, B3)	12/06/23	3.000	6,857,000
2,895	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B, B3)	12/06/23	4.659	2,489,946
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(5)	(B, B3)	12/06/23	3.500	6,418,142
8,392	UFC Holdings, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	04/29/26	4.900	8,428,460
16,404	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B2)	05/18/25	4.400	16,358,520
					81,920,807
Transport Infrastructure/Services (0.3%)
7,006	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B-, B3)	03/11/24	4.645	6,212,411
TOTAL BANK LOANS (Cost $1,890,106,648)					1,823,305,145
CORPORATE BONDS (8.0%)
Aerospace & Defense (0.3%)
7,365	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(10)	(B+, Ba3)	03/15/26	6.250	7,956,955
Auto Parts & Equipment (0.3%)
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B-, B3)	11/15/26	5.625	6,197,434
1,345	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(10)	(B, B3)	05/15/27	8.500	1,448,363
					7,645,797
Building Materials (1.3%)
23,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/18/20 @ 100.00)(10)	(CCC, Caa1)	08/15/20	12.000	23,432,145
5,135	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 102.25)(10),(11)	(CCC+, Caa1)	05/15/23	9.000	5,032,300
					28,464,445
Cable & Satellite TV (0.8%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/18/20 @ 101.66)(10)	(B, B2)	02/15/23	6.625	769,787
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B, B2)	05/15/26	7.500	4,282,200
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB, Ba3)	02/01/28	5.375	2,655,806

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$3,200	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	$3,360,088
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	3,638,000
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(B+, B1)	01/15/27	5.500	2,898,850
					17,604,731
Chemicals (0.3%)
4,500	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 102.00)(10),(12)	(CCC+, Caa1)	06/01/23	8.750	4,592,318
1,390	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,352,258
					5,944,576
Electronics (0.3%)
6,300	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB, Ba2)	02/10/26	4.625	6,516,405

Energy - Exploration & Production (0.3%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(10)	(B+, B3)	11/01/23	9.750	7,214,604

Gaming (0.2%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 103.38)(10)	(CCC+, B3)	10/15/24	6.750	3,566,518

Health Facility (0.1%)
2,450	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(10)	(CCC+, Caa2)	02/01/28	9.250	2,554,125

Insurance Brokerage (0.1%)
3,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	2,947,470

Investments & Misc. Financial Services (0.2%)
3,175	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B, B2)	05/01/26	8.000	3,465,822

Media - Diversified (0.0%)
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	990,348

Metals & Mining - Excluding Steel (0.6%)
1,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB, Ba2)	01/15/24	4.875	1,762,399
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 104.38)(2),(10)	(B-, B3)	06/15/22	8.750	11,759,056
					13,521,455
Oil Field Equipment & Services (0.4%)
7,525	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/02/20 @ 101.53)	(CC, Caa2)	03/15/22	6.125	1,749,562
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(10)	(B-, Caa1)	02/15/25	8.250	6,527,430
					8,276,992
Packaging (0.4%)
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 103.44)(10)	(CCC+, Caa2)	01/15/25	6.875	1,911,856
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(BB-, Ba3)	10/15/25	4.875	7,470,516
					9,382,372
Pharmaceuticals (0.5%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B, B3)	04/01/26	9.250	405,800
65	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 101.47)(10)	(B, B3)	05/15/23	5.875	65,609

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$1,685	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB, Ba2)	11/01/25	5.500	$1,748,887
11,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B3)	12/15/24	4.375	8,659,740
					10,880,036

Real Estate Investment Trusts (0.2%)
5,000	iStar, Inc., Senior Unsecured Notes (Callable 03/02/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	5,117,190

Recreation & Travel (0.2%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	4,148,000

Software - Services (0.3%)
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 03/02/20 @ 100.00), LIBOR 3M + 7.250%(1),(10)	(CCC, Caa2)	06/30/23	9.190	2,295,028
5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 105.25)(10)	(CCC+, Caa1)	03/01/24	10.500	5,306,297
					7,601,325

Specialty Retail (0.2%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 03/02/20 @ 102.69)	(B+, Ba3)	12/01/24	5.375	1,029,165
3,500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	3,629,150
					4,658,315

Support - Services (0.1%)
1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(10),(11)	(B, Wr)	05/01/25	7.875	1,385,487

Tech Hardware & Equipment (0.2%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(B-, B3)	03/15/27	5.000	2,730,075
2,750	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(10)	(B-, B3)	03/01/27	8.250	2,830,712
					5,560,787

Telecom - Wireline Integrated & Services (0.5%)
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B2)	05/01/26	7.375	5,334,650
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 105.91)(10),(11)	(CCC, Caa1)	12/31/24	7.875	5,477,500
					10,812,150

Theaters & Entertainment (0.2%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(11)	(CCC+, B3)	05/15/27	6.125	660,707
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(11)	(CCC+, B3)	11/15/26	5.875	3,295,825
					3,956,532
TOTAL CORPORATE BONDS (Cost $186,412,800)					180,172,437

ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (5.2%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba2)	10/18/27	7.077	3,388,120
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	6.869	4,713,169
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(10)	(BBB-, NR)	07/20/29	4.719	2,118,944
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	7.219	1,973,598
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	7.310	2,900,346
4,305	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,346,317
2,599	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,677,846
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	7.194	669,341

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	07/15/31	4.981	$1,955,750
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	04/27/27	7.944	1,787,542
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(2),(9),(10),(13)	(NR, NR)	07/20/31	0.000	1,339,522
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	7.669	2,500,419
4,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	4.569	3,789,432
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	5.031	3,450,609
5,000	Galaxy CLO XVIII Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	4.831	4,870,900
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	7.219	3,174,254
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(10)	(BB-, NR)	10/15/29	8.181	2,259,285
1,250	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(A, NR)	10/22/28	4.052	1,250,834
2,125	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	10/22/28	4.952	2,126,886
3,000	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(BB-, NR)	10/22/28	7.302	3,001,040
7,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(10)	(A, NR)	04/17/30	4.786	7,011,010
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(10)	(BBB-, NR)	04/17/30	5.786	1,001,730
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	3.794	5,940,438
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	4.794	3,933,726
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	7.644	5,032,563
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(BB-, NR)	04/26/31	7.544	2,241,124
3,000	Highbridge Loan Management Ltd., 12A-2018, Rule 144A, LIBOR 3M + 1.850%(1),(10)	(A, NR)	07/18/31	3.669	2,939,484
4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(10)	(A, NR)	03/15/27	3.610	4,447,005
2,500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	7.343	2,391,939
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	7.911	3,147,496
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	4.681	2,182,378
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	4.806	3,456,462
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	10/22/31	5.302	2,998,566
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	4.219	3,000,623
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	4.639	1,208,795
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	5.191	2,994,685
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	8.819	2,078,618
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba3)	06/20/29	7.658	1,401,644
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	5.188	2,957,820
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(2),(9),(10),(13)	(NR, NR)	04/17/30	0.000	1,695,342
1,470	Wendy's Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,503,587
TOTAL ASSET BACKED SECURITIES (Cost $121,015,790)					117,859,189

Number of Shares

COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(3),(4),(14)				3,063,492

Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(3),(4),(14)				—

Chemicals (0.2%)
9,785	Huntsman Corp.(2)				201,180
31,756	Project Investor Holdings LLC(2),(3),(4),(14)				317
529,264	Proppants Holdings LLC(2),(3),(4),(14)				4,398,184
					4,599,681

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(14)	$109,047

Health Services (0.0%)
161,122	Valitas Health Services, Inc.(3),(4),(14)	1,611

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(3),(4),(14)	—
71	Sprint Industrial Holdings LLC, Class H(2),(3),(4),(14)	—
172	Sprint Industrial Holdings LLC, Class I(2),(3),(4),(14)	2
		2
Theaters & Entertainment (0.0%)
45	NEG Holdings LLC, Litigation Trust Units(2),(3),(4),(14)	—
TOTAL COMMON STOCKS (Cost $16,875,566)		7,773,833

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(3),(4),(13),(14)	—
Diversified Capital Goods (0.0%)
17,726	Horizon Global Corp. expires 06/30/2021(14)	33,148
TOTAL WARRANTS (Cost $68,804)		33,148

SHORT-TERM INVESTMENTS (1.3%)
Securities Lending Collateral (0.7%)
15,105,793	State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(15)	15,105,793

Par (000)		Ratings (S&P/Moody's)	Maturity	Rate%
Short-term Trade Receivables (0.6%)
$2,139	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/17/20	3.996	2,127,823
3	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/17/20	3.998	3,258
1	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/18/20	3.994	772
1,508	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/18/20	3.999	1,500,574
2	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/23/20	3.995	1,492
2,749	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/23/20	3.998	2,732,941
1	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/23/20	3.999	916
0	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/23/20	4.002	386
1	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/25/20	3.992	612
5	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/25/20	3.997	5,368
1,092	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	03/25/20	3.998	1,085,497
1,946	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	04/01/20	3.907	1,933,296
621	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	04/07/20	3.913	616,598
1,165	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	04/09/20	3.915	1,156,186
2,690	Sprint Communications, Inc.(2),(3),(13)	(BB-, Ba2)	04/21/20	3.927	2,666,918
					13,832,637
TOTAL SHORT-TERM INVESTMENTS (Cost $28,938,430)					28,938,430
TOTAL INVESTMENTS AT VALUE (95.9%) (Cost $2,243,418,038)					2,158,082,182
OTHER ASSETS IN EXCESS OF LIABILITIES (4.1%)					91,577,471
NET ASSETS (100.0%)					$2,249,659,653

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2020.
(2)	Illiquid security (unaudited).
(3)	Security is valued using significant unobservable inputs.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	This security is denominated in Euro.
(6)	Bond is currently in default.
(7)	All or a portion is an unfunded loan commitment.
(8)	This security is denominated in British Pound.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

(9)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2020.
(10)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to a value of $272,899,939 or 12.1% of net assets.
(11)	Security or portion thereof is out on loan.
(12)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(13)	Zero coupon security.
(14)	Non-income producing security.
(15)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2020.

INVESTMENT ABBREVIATIONS
12M = 12 Month
1M = 1 Month
1W = 1 Week
2M = 2 Month
3M = 3 Month
6M = 6 Month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	6,350,371	USD	7,200,125	10/13/20	Morgan Stanley	$7,200,125	$7,142,340	$(57,785)
EUR	3,115,861	USD	3,539,186	10/13/20	Barclays Bank PLC	3,539,186	3,504,447	(34,739)
GBP	450,399	USD	583,104	10/13/20	Barclays Bank PLC	583,104	597,593	14,489
USD	136,668,359	EUR	121,628,058	10/13/20	Morgan Stanley	(136,668,359)	(136,796,571)	(128,212)
USD	879,749	EUR	778,455	10/13/20	Barclays Bank PLC	(879,749)	(875,538)	4,211
USD	31,885,371	GBP	25,811,217	10/13/20	Morgan Stanley	(31,885,371)	(34,246,544)	(2,361,173)
USD	83,205	GBP	62,602	10/13/20	Barclays Bank PLC	(83,205)	(83,061)	144
USD	1,482,627	GBP	1,127,171	10/13/20	Deutsche Bank AG	(1,482,626)	(1,495,540)	(12,914)
								$(2,575,979)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2020 (unaudited)

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,680,524,738	$142,780,407	$1,823,305,145
Corporate Bonds	—	180,172,437	—	180,172,437
Asset Backed Securities	—	117,859,189	—	117,859,189
Common Stocks	201,180	109,047	7,463,606	7,773,833
Warrants	—	33,148	0[1]	33,148
Short-term Investments	—	15,105,793	13,832,637	28,938,430
	$201,180	$1,993,804,352	$164,076,650	$2,158,082,182

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$18,844	$—	$18,844

Liabilities	Level 1	Level 2	Level 3	Total

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,594,823	$—	$2,594,823

1	Included a zero valued security.
*	Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Common Stocks	Short Term Investments	Warrants		Total
Balance as of October 31, 2019	$207,914,608	$7,879,856	$-	$-	(1)	$215,794,464
Accrued discounts (premiums)	146,516	-	45,166	-		191,682
Purchases	11,249,679	-	13,787,471	-		25,037,150
Sales	(27,455,723)	-	-	-		(27,455,723)
Realized gain (loss)	142,873	-	-	-		142,873
Change in unrealized appreciation (depreciation)	3,852,912	(416,250)	-	-		3,436,662
Transfers into Level 3	5,591,899	-	-	-		5,591,899
Transfers out of Level 3	(58,662,357)	-	-	-		(58,662,357)
Balance as of January 31, 2020	$142,780,407	$7,463,606	$13,832,637	$-	(1)	$164,076,650

Net change in unrealized appreciation (depreciation)
from investments still held as of January 31, 2020	$2,203,888	$(416,250)	$-	$-		$1,787,638

(1) Includes zero valued securities

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 01/31/2020	Technique	Input	(Weighted Average)*

Bank Loans	$3,151,143	Market Approach	EBITDA Multiples	7.0 (N/A)
	$139,629,264	Vendor pricing	Single Broker Quote	$0.06 - $1.13 ($0.99)
Common Stocks	$2	Income Approach	Expected Remaining Distribution	$0.00 - $0.01 ($0.01)
	$4,400,112	Market Approach	EBITDA Multiples	2.4 - 7.7 (7.7)
	$3,063,492	Vendor pricing	Single Broker Quote	22.75 (N/A)
Short Term Investments	$13,832,637	Discounted Cash Flow	Discount Rate	3.91% - 4.00% (3.96%)
Warrants	$0	Market Approach	EBITDA Multiples	7.7 (N/A)
* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2020, $5,591,899 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $58,662,357 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund
Schedule of Investments
January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (42.7%)
Aerospace & Defense (1.3%)
$2,150	Signature Aviation U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba2)	03/01/28	4.000	$2,130,473
750	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	822,637
1,350	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,458,505
					4,411,615

Auto Parts & Equipment (1.5%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B-, B3)	11/15/26	5.625	1,255,294
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB-, B2)	10/01/25	5.000	1,554,000
1,835	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	1,976,020
500	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	537,238
					5,322,552

Brokerage (0.5%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB, B1)	09/15/25	5.750	1,567,485

Building & Construction (0.2%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, B1)	05/01/26	5.625	687,839

Building Materials (3.2%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, B1)	09/30/27	5.000	724,743
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,065,348
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,463,066
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	518,924
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	790,997
3,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/18/20 @ 100.00)(1)	(CCC, Caa1)	08/15/20	12.000	3,028,307
2,310	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	2,263,800
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	1,025,415
					10,880,600

Cable & Satellite TV (1.7%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	856,440
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	584,277
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	945,025
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	317,472
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	278,503
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	651,053
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,284,000
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	484,554
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	530,925
					5,932,249

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (2.9%)
$1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	$1,051,906
1,250	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	8.750	1,275,644
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,559,785
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	972,848
1,250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 103.38)(1)	(BB-, B1)	11/15/22	6.750	1,284,366
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5),(6)	(NR, NR)	05/01/18	9.000	706
1,500	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	1,560,037
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	748,144
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	1,555,162
					10,008,598

Consumer/Commercial/Lease Financing (0.6%)
2,170	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,208,062

Diversified Capital Goods (0.7%)
1,100	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	1,169,206
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba3)	04/30/23	5.000	369,395
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	823,386
					2,361,987
Electronics (0.8%)
1,500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,551,525
639	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	693,050
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	02/15/30	4.375	508,037
					2,752,612
Energy - Exploration & Production (0.5%)
500	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BBB-, Ba1)	06/15/24	4.750	521,160
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B+, B3)	11/01/23	9.750	1,186,613
					1,707,773
Forestry & Paper (0.2%)
575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	605,387

Gaming (1.7%)
1,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,547,775
1,700	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/02/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,775,794
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,359,851
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 03/02/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	478,220
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	779,625
					5,941,265

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gas Distribution (0.5%)
$450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	$430,977
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	733,117
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/05/20 @ 104.50)(1)	(BB, B1)	08/01/24	6.000	680,999
					1,845,093

Health Facilities (0.3%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	563,787
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	273,616
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	306,721
					1,144,124

Health Services (1.1%)
1,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/17/20 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,551,247
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	936,374
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC+, Caa2)	02/01/28	9.250	1,303,125
					3,790,746

Insurance Brokerage (1.2%)
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	547,436
700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	687,743
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	797,136
1,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,401,812
500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	520,058
					3,954,185

lnvestments & Misc. Financial Services (0.7%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B2)	05/01/26	8.000	2,401,514

Machinery (0.4%)
1,450	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,486,018

Managed Care (0.3%)
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BBB-, Ba2)	08/15/26	5.375	394,513
540	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/24 @ 102.31)(1)	(BBB-, Ba1)	12/15/29	4.625	581,445
					975,958

Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	247,587
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B+, Ba3)	04/15/28	5.875	209,430
					457,017

Media Content (1.4%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B2)	08/15/27	6.625	304,476
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	1,995,952
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	790,174

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$1,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 02/11/20 @ 103.66)(1)	(BB-, Ba3)	11/01/24	4.875	$1,549,373
					4,639,975

Metals & Mining - Excluding Steel (1.8%)
1,600	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	1,611,336
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B-, NR)	03/01/26	6.875	483,425
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B-, NR)	03/01/24	6.500	967,085
1,310	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB+, Ba3)	03/01/28	4.625	1,338,624
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 104.38)(1),(6)	(B-, B3)	06/15/22	8.750	1,721,483
					6,121,953

Oil Field Equipment & Services (0.7%)
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 100.00)(1)	(CCC+, Caa1)	05/15/21	7.250	209,370
2,140	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/02/20 @ 101.53)	(CC, Caa2)	03/15/22	6.125	497,550
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, Caa1)	02/15/25	8.250	1,864,980
					2,571,900

Packaging (2.1%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,361,750
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	135,096
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,509,360
630	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 03/02/20 @ 100.00)	(B+, B1)	10/15/20	5.750	632,156
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 102.56)(1)	(B+, B1)	07/15/23	5.125	511,297
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	485,885
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,064,019
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	527,812
					7,227,375

Personal & Household Products (0.9%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1),(5)	(NR, Wr)	03/15/25	8.875	9,375
675	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 104.41)(1)	(BB-, B1)	12/15/27	5.875	710,775
1,430	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,536,656
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.19)(1)	(B+, B3)	03/01/24	6.375	992,002
					3,248,808

Pharmaceuticals (1.3%)
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	1,030,741
24	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 101.47)(1)	(B, B3)	05/15/23	5.875	24,225
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	565,625
750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB, Ba2)	11/01/25	5.500	778,436
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.00)(1)	(CCC+, Caa2)	02/01/25	6.000	139,062

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, B1)	08/01/27	5.500	$801,113
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B3)	12/15/24	4.375	1,188,743
					4,527,945

Real Estate Development & Management (0.7%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,331,883

Real Estate Investment Trusts (0.8%)
2,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,054,170
250	iStar, Inc., Senior Unsecured Notes (Callable 03/02/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	255,859
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	513,625
					2,823,654

Recreation & Travel (2.0%)
1,430	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,555,718
1,500	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,592,141
750	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(BB-, B1)	07/15/29	5.250	792,638
600	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(B+, Ba3)	06/15/26	5.750	657,209
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	767,501
1,635	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB+, B1)	11/01/27	4.875	1,651,350
					7,016,557

Restaurants (0.6%)
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	1,137,164
750	Yum! Brands, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(B+, B1)	01/15/30	4.750	802,950
					1,940,114

Software - Services (2.2%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,182,687
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 03/02/20 @ 100.00), LIBOR 3M + 7.250%(1),(7)	(CCC, Caa2)	06/30/23	9.190	383,005
2,250	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	2,363,850
3,400	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	3,606,839
					7,536,381

Specialty Retail (1.2%)
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B, B2)	10/30/25	8.500	531,042
770	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	797,270
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB, Ba2)	12/15/27	4.625	768,750
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	518,450
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, B3)	05/01/25	7.500	1,422,601
					4,038,113

Steel Producers/Products (0.0%)
120	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 104.94)(1)	(B+, B2)	06/15/23	9.875	126,525

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (2.3%)
$863	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	$881,857
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	694,101
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	461,262
275	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	286,458
1,000	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	1,045,765
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B+, B3)	06/01/25	5.125	555,074
1,185	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	1,192,525
200	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	204,792
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB-, Ba3)	12/15/26	6.500	272,025
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Ba1)	11/15/27	3.875	505,925
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B, Wr)	05/01/25	7.875	1,363,717
450	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	473,960
					7,937,461
Tech Hardware & Equipment (1.1%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	682,519
1,150	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	1,183,753
500	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	525,313
1,115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	1,242,187
					3,633,772
Telecom - Wireless (0.5%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	257,570
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,385,280
					1,642,850
Telecom - Wireline Integrated & Services (1.1%)
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	506,792
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba1)	05/15/27	5.375	217,130
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	880,313
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	((P)B+, B1)	10/15/27	6.750	1,059,390
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,140,331
					3,803,956
Theaters & Entertainment (1.3%)
1,725	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(CCC+, B3)	05/15/27	6.125	1,470,606
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 03/02/20 @ 101.63)	(BB, B2)	06/01/23	4.875	1,704,168
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/06/20 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	518,045
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B+, Ba3)	10/15/27	4.750	669,922
					4,362,741

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Transport Infrastructure/Services (0.3%)
$1,300	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/03/20 @ 100.00)(1)	(B, Caa2)	08/15/22	11.250	$874,656
TOTAL CORPORATE BONDS (Cost $145,839,803)					146,849,298

BANK LOANS (45.7%)
Advertising (0.9%)
2,155	Clear Channel Outdoor Holdings, Inc., LIBOR 1M + 3.500%(7)	(B+, B1)	08/21/26	5.145	2,167,266
742	MH Sub I LLC, LIBOR 1M + 3.750%(7)	(B, B2)	09/13/24	5.395	742,958
					2,910,224
Aerospace & Defense (0.6%)
992	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(7)	(CCC+, B3)	11/28/21	6.904	997,576
990	TransDigm, Inc., LIBOR 1M + 2.500%(7)	(B+, Ba3)	06/09/23	4.145	990,543
					1,988,119
Auto Parts & Equipment (1.1%)
1,067	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(3),(7)	(BB-, B2)	05/22/25	8.020	1,069,751
975	Dayco Products LLC, LIBOR 3M + 4.250%(3),(7)	(B-, B3)	05/19/23	6.159	882,375
386	Dealer Tire LLC, LIBOR 3M + 4.250%(7)	(B-, B1)	12/12/25	6.027	388,295
730	Jason, Inc., LIBOR 3M + 4.500%(6),(7)	(CCC+, Caa1)	06/30/21	6.445	590,290
998	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(7)	(B+, Ba3)	04/30/26	5.160	1,005,231
					3,935,942
Building & Construction (0.3%)
422	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(7)	(BB, B2)	10/29/24	4.400	425,183
550	TRC Co., Inc., LIBOR 1M + 5.000%(7)	(B, B2)	06/21/24	6.645	551,490
					976,673
Building Materials (1.0%)
591	Airxcel, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	04/28/25	6.145	582,466
751	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(7)	(BB-, B2)	08/13/25	4.645	755,673
1,241	NCI Building Systems, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	04/12/25	5.434	1,241,336
1,006	Priso Acquisition Corp., LIBOR 3M + 3.000%(7)	(B+, B2)	05/08/22	4.908	996,083
					3,575,558
Cable & Satellite TV (0.4%)
489	Altice Financing S.A., LIBOR 1M + 2.750%(7)	(B, B2)	01/31/26	4.408	485,287
771	Midcontinent Communications, LIBOR 1M + 2.250%(7)	(BB, Ba3)	08/15/26	3.908	775,937
					1,261,224
Chemicals (2.3%)
414	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(7)	(B, B2)	09/13/23	5.164	411,224
312	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(7)	(B, B2)	09/13/23	5.164	309,812
963	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(7)	(BB-, B1)	08/27/26	7.195	970,600
593	Minerals Technologies, Inc.(3),(8)	(BB+, Ba2)	05/09/21	4.750	594,817
1,235	PMHC II, Inc., LIBOR 3M + 3.500%(7)	(CCC+, Caa1)	03/31/25	5.445	1,130,736
1,486	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(3),(7)	(B, B2)	10/15/25	6.625	1,480,049
745	UTEX Industries, Inc., LIBOR 1M + 4.000%(7)	(CCC, Caa1)	05/22/21	5.645	639,806
735	Vantage Specialty Chemicals, Inc., LIBOR 1M + 3.500%(7)	(B-, B3)	10/28/24	5.209	706,335
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(7)	(CCC, Caa2)	10/27/25	10.159	397,613
1,470	Zep, Inc., LIBOR 3M + 4.000%(7)	(CCC+, Caa1)	08/12/24	5.945	1,167,135
					7,808,127
Diversified Capital Goods (2.0%)
1,119	Callaway Golf Co., LIBOR 1M + 4.500%(7)	(BB-, Ba3)	01/02/26	6.184	1,125,789
1,977	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(7)	(B+, B2)	11/30/23	5.645	1,978,519
482	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	4.650	483,118
1,468	Dynacast International LLC, LIBOR 3M + 3.250%(3),(7)	(B-, B2)	01/28/22	5.195	1,431,287
490	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(7)	(B, B1)	06/28/24	5.445	489,694
955	Filtration Group Corp., LIBOR 1M + 3.000%(7)	(B, B2)	03/29/25	4.645	960,814
534	Thermon Industries, Inc., LIBOR 1M + 3.750%(3),(7)	(B+, B2)	10/30/24	5.531	536,002
					7,005,223

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics (1.0%)
$489	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B3)	07/26/24	5.145	$486,917
500	CPI International, Inc., LIBOR 1M + 7.250%(7)	(CCC+, Caa2)	07/26/25	8.895	481,875
1,004	Microchip Technology, Inc., LIBOR 1M + 2.000%(7)	(BB+, Baa3)	05/29/25	3.650	1,008,900
1,223	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B3)	01/10/24	5.695	1,208,781
410	Triton Solar U.S. Acquisition Co., LIBOR 1M + 6.000%(7)	(B, B3)	10/29/24	7.645	356,441
					3,542,914
Energy - Exploration & Production (0.5%)
1,493	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(7)	(B, B2)	05/22/26	5.645	1,461,725
845	PES Holdings LLC, LIBOR 3M + 6.990%(5),(7)	(NR, NR)	12/31/22	6.990	351,053
					1,812,778
Environmental (0.1%)
495	GFL Environmental, Inc., LIBOR 1M + 3.000%(7)	(B+, B1)	05/30/25	4.645	494,542

Food - Wholesale (1.1%)
489	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B-, B2)	12/13/23	4.895	486,917
527	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(3),(7)	(B-, B2)	12/13/23	6.159	528,431
990	U.S. Foods, Inc., LIBOR 1M + 1.750%(7)	(BB+, Ba3)	06/27/23	3.395	993,515
215	U.S. Foods, Inc., LIBOR 1M + 2.000%(7)	(BB+, Ba3)	09/13/26	3.645	216,005
1,734	United Natural Foods, Inc., LIBOR 1M + 4.250%(7)	(B, B3)	10/22/25	5.895	1,560,144
					3,785,012
Gaming (1.2%)
978	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B-, B3)	07/08/24	5.645	950,619
1,842	Golden Nugget, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	10/04/23	4.401	1,848,993
1,468	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(7)	(B+, B1)	07/10/25	5.445	1,478,729
					4,278,341
Gas Distribution (0.7%)
1,128	BCP Renaissance Parent LLC, LIBOR 2M + 3.500%(7)	(B+, B1)	10/31/24	5.445	1,027,646
1,414	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(7)	(B+, B2)	09/27/24	5.650	1,259,581
					2,287,227
Health Facilities (1.2%)
1,000	Cambrex Corp., LIBOR 1M + 5.000%(7)	(B, B2)	12/04/26	6.645	1,011,255
998	DaVita, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	08/12/26	3.895	1,001,036
990	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(7)	(B-, B1)	09/02/24	4.900	988,636
161	Western Dental Services, Inc., LIBOR 1M + 4.500%(3),(7)	(B-, B3)	06/30/23	6.145	161,566
1,099	Western Dental Services, Inc., LIBOR 1M + 5.250%(3),(7)	(B-, B3)	06/30/23	6.895	1,102,095
					4,264,588
Health Services (2.7%)
2,027	Athenahealth, Inc., LIBOR 3M + 4.500%(7)	(B, B2)	02/11/26	6.401	2,038,834
1,490	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(7)	(B+, B2)	02/27/26	5.395	1,470,431
337	Carestream Health, Inc., LIBOR 1M + 6.000%(7)	(B, B1)	02/28/21	7.645	332,098
1,735	KUEHG Corp., LIBOR 3M + 3.750%(7)	(B-, B2)	02/21/25	5.695	1,745,538
1,489	Learning Care Group, Inc., LIBOR 3M + 3.250%(7)	(B-, B2)	03/13/25	5.052	1,492,127
163	Navicure, Inc., LIBOR 1M + 4.000%(7)	(B-, B2)	10/22/26	5.645	164,136
1,994	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(7)	(B, B2)	12/11/26	6.145	2,003,652
177	Valitas Health Services, Inc., LIBOR 3M + 10.000%(3),(4),(7)	(NR, NR)	06/30/20	11.945	175,531
316	Valitas Health Services, Inc., LIBOR 3M + 12.000%(3),(4),(7)	(NR, NR)	06/30/20	13.945	12,322
					9,434,669
Insurance Brokerage (1.3%)
1,057	Acrisure LLC, LIBOR 3M + 4.250%(7)	(B, B2)	11/22/23	6.195	1,060,881
1,425	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.000%(7)	(B, B2)	05/09/25	4.645	1,426,030
671	AssuredPartners, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	10/22/24	5.145	671,692
1,290	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	4.645	1,290,630
					4,449,233
Investments & Misc. Financial Services (1.0%)
545	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	04/03/24	5.945	516,967
563	Ditech Holding Corp., Prime + 7.000%(5),(7)	(NR, NR)	06/30/22	12.000	233,499
569	FinCo I LLC, LIBOR 1M + 2.000%(7)	(BB, Baa3)	12/27/22	3.645	571,930
429	Focus Financial Partners LLC, LIBOR 1M + 2.000%(7)	(BB-, Ba3)	07/03/24	3.645	431,190
664	Liquidnet Holdings, Inc., LIBOR 1M + 3.250%(7)	(BB-, Ba3)	07/15/24	4.895	655,347

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$1,068	VFH Parent LLC, LIBOR 1M + 3.500%(7)	(B+, Ba3)	03/01/26	5.263	$1,073,330
					3,482,263
Machinery (1.1%)
922	Cohu, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	10/01/25	4.645	918,211
291	CPM Holdings, Inc., LIBOR 1M + 3.750%(7)	(B-, B2)	11/17/25	5.395	288,765
247	CPM Holdings, Inc., LIBOR 1M + 8.250%(6),(7)	(CCC+, Caa2)	11/15/26	9.895	243,690
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7)	(CCC+, Caa3)	09/06/26	8.395	334,824
725	LTI Holdings, Inc., LIBOR 1M + 3.500%(7)	(B-, B3)	09/06/25	5.145	668,579
623	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(3),(7)	(B+, B1)	06/27/24	4.395	624,425
792	Pro Mach Group, Inc., LIBOR 1M + 2.750%(7)	(B-, B2)	03/07/25	4.410	782,238
					3,860,732
Managed Care (0.8%)
1,402	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(7)	(B+, B2)	04/02/25	5.188	1,410,430
1,250	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(7)	(B+, B1)	06/07/23	4.695	1,231,563
					2,641,993
Media - Broadcast (0.9%)
496	Berry Global, Inc., LIBOR 1M + 2.000%(7)	(BBB-, Ba2)	07/01/26	3.781	499,044
2,234	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(7)	(BB-, Ba3)	08/21/25	4.400	2,247,356
209	Flexera Software LLC(3),(8)	(B-, B2)	02/26/25	5.338	209,503
					2,955,903
Media - Diversified (0.4%)
987	Diamond Sports Group LLC, LIBOR 1M + 3.250%(7)	(BB, Ba2)	08/24/26	4.910	987,756
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7)	(CCC+, Caa2)	10/19/26	8.645	231,667
					1,219,423
Media Content (0.3%)
944	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(7)	(BB, Ba2)	10/19/26	4.408	951,874

Medical Products (0.6%)
1,059	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(7)	(CCC+, B3)	06/15/23	6.703	1,013,993
992	CryoLife, Inc., LIBOR 3M + 3.250%(7)	(B, B2)	12/02/24	5.195	997,992
					2,011,985
Metals & Mining - Excluding Steel (0.6%)
2,193	GrafTech Finance, Inc., LIBOR 1M + 3.500%(3),(7)	(BB-, B1)	02/12/25	5.145	2,184,512
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(3),(5),(7)	(NR, NR)	02/28/19	8.500	13,274
					2,197,786
Non - Electric Utilities (0.2%)
731	BCP Raptor LLC, LIBOR 1M + 4.250%(7)	(B, B3)	06/24/24	5.895	674,030

Packaging (0.7%)
647	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(7)	(B, B2)	12/29/23	4.905	640,124
821	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(7)	(B-, B3)	11/20/23	5.295	812,631
739	Strategic Materials, Inc., LIBOR 3M + 3.750%(6),(7)	(CCC+, B3)	11/01/24	5.677	601,574
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(3),(6),(7)	(CCC-, Caa3)	10/27/25	9.677	422,475
					2,476,804
Personal & Household Products (0.9%)
1,724	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, Caa1)	02/05/24	6.395	1,716,872
1,226	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(7)	(CCC, Caa1)	11/08/23	5.167	807,690
250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(7)	(CC, Caa3)	11/08/24	9.660	77,500
456	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B-, B2)	11/30/23	5.693	455,520
					3,057,582
Pharmaceuticals (1.2%)
1,009	Akorn, Inc., LIBOR 3M + 10.000%(7)	(B-, Caa1)	04/16/21	11.812	976,445
224	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(7)	(BB, Ba2)	11/27/25	4.420	224,741
871	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(7)	(B+, B1)	04/29/24	5.938	842,087
967	Explorer Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	05/02/23	5.599	978,320
1,000	Syneos Health, Inc., LIBOR 1M + 1.500%(7)	(BB, Ba3)	03/26/24	3.145	992,035
					4,013,628

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Development & Management (0.6%)
$1,018	Forest City Enterprises LP, LIBOR 1M + 3.500%(7)	(B+, B2)	12/08/25	5.145	$1,025,304
1,000	Hanjin International Corp., LIBOR 1M + 2.500%(3),(7)	(B+, Ba3)	10/18/20	4.145	1,000,000
					2,025,304
Recreation & Travel (1.2%)
250	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(6),(7)	(CCC+, Caa2)	09/04/26	9.395	247,918
1,731	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(3),(7)	(B+, B2)	09/05/25	5.395	1,716,067
1,968	Hornblower Sub LLC, LIBOR 3M + 4.500%(7)	(B, B2)	04/27/25	6.445	1,984,646
					3,948,631
Restaurants (1.5%)
1,768	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(7)	(B, B2)	06/27/25	5.145	1,720,161
1,240	IRB Holding Corp., LIBOR 1M + 2.750%(7)	(B+, B2)	02/05/25	4.384	1,244,177
495	K-Mac Holdings Corp., LIBOR 1M + 3.000%(7)	(B-, B2)	03/14/25	4.645	492,354
291	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7)	(CCC, Caa2)	03/16/26	8.395	284,730
741	Miller's Ale House, Inc., LIBOR 1M + 4.750%(7)	(B-, B3)	05/26/25	6.443	706,037
744	Tacala LLC, LIBOR 1M + 4.000%(7)	(B-, B2)	01/31/25	5.645	747,705
					5,195,164
Software - Services (6.5%)
1,497	Almonde, Inc., LIBOR 6M + 3.500%(7)	(B-, B2)	06/13/24	5.277	1,484,468
750	Aston FinCo Sarl, LIBOR 3M + 4.250%(3),(7)	(B-, B2)	10/09/26	6.128	747,656
1,239	Compuware Corp., LIBOR 1M + 4.000%(7)	(B, B2)	08/22/25	5.645	1,249,065
300	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	04/29/24	4.400	300,936
899	Emerald TopCo, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/24/26	5.145	904,476
1,709	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	4.900	1,718,557
446	Flexera Software LLC, LIBOR 1M + 3.500%(7)	(B-, B2)	02/26/25	5.150	448,708
1,535	Flexera Software LLC, LIBOR 1M + 7.250%(3),(7)	(CCC+, Caa1)	02/26/26	8.900	1,537,130
497	Go Daddy Operating Company LLC, LIBOR 1M + 1.750% (7)	(BB, Ba1)	02/15/24	3.395	498,128
750	Huskies Parent, Inc., LIBOR 3M + 4.000%(7)	(B-, B2)	07/31/26	5.777	753,750
1,244	Hyland Software, Inc., LIBOR 1M + 7.000%(7)	(CCC, Caa1)	07/07/25	8.645	1,261,627
1,241	Hyland Software, Inc., LIBOR 1M + 3.500%(7)	(B-, B1)	07/01/24	5.145	1,249,057
1,185	MA FinanceCo. LLC, LIBOR 1M + 2.250%(7)	(BB-, B1)	11/19/21	3.895	1,187,534
199	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.145	198,330
383	Newport Group, Inc., LIBOR 3M + 3.750%(3),(7)	(B, B2)	09/13/25	5.649	385,125
1,131	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 4.250%(7)	(B, B3)	04/26/24	6.130	1,138,687
1,117	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(7)	(B-, B2)	06/01/26	5.145	1,122,694
249	Project Leopard Holdings, Inc., LIBOR 1M + 4.500%(7)	(B, B2)	07/07/23	6.145	250,752
496	Project Leopard Holdings, Inc., LIBOR 1M + 4.250%(7)	(B, B2)	07/07/23	5.895	500,273
691	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.145	691,323
310	S2P Acquisition Borrower, Inc., LIBOR 1M + 4.000%(7)	(B-, B2)	08/14/26	5.645	311,487
1,344	Seattle Spinco, Inc., LIBOR 1M + 2.500%(7)	(BB-, B1)	06/21/24	4.145	1,339,393
496	SolarWinds Holdings, Inc., LIBOR 1M + 2.750%(7)	(B+, B1)	02/05/24	4.395	498,917
215	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 1.750%(7)	(BB+, Ba2)	04/16/25	3.395	215,213
301	SS&C Technologies, Inc., LIBOR 1M + 1.750%(7)	(BB+, Ba2)	04/16/25	3.395	301,601
1,946	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(7)	(B, B2)	05/04/26	5.395	1,956,539
					22,251,426
Specialty Retail (0.8%)
426	Champ Acquisition Corp., LIBOR 3M + 5.500%(7)	(B, B1)	12/19/25	7.445	426,103
1,371	EG America LLC, LIBOR 3M + 4.000%(7)	(B, B2)	02/07/25	5.961	1,370,728
38	Mister Car Wash Holdings, Inc.(8),(9)	(NR, B2)	05/14/26	3.500	38,452
762	Mister Car Wash Holdings, Inc., LIBOR 3M + 3.500%(7)	(B-, B2)	05/14/26	5.410	765,193
					2,600,476
Steel Producers/Products (0.9%)
1,203	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, Ba3)	12/22/23	4.700	1,210,103
2,000	Zekelman Industries, Inc., LIBOR 1M + 2.250%(7)	(BB, Ba3)	01/17/27	3.909	2,002,240
					3,212,343
Support - Services (2.0%)
1,000	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(7)	(B-, B3)	07/10/26	5.895	1,007,705
1,466	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(7)	(B-, B3)	06/21/24	6.088	1,467,399
1,905	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(7)	(B+, B1)	03/01/24	4.145	1,908,864
692	Long Term Care Group, Inc., LIBOR 1M + 5.250%(3),(7)	(B, B3)	12/06/22	6.895	688,467
202	Pike Corp., LIBOR 1M + 3.250%(7)	(B, B2)	07/24/26	4.900	203,665
977	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(6),(7)	(CCC, Caa1)	12/20/23	6.270	874,760

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$447	St. George's University Scholastic Services, LIBOR 1M + 3.500%(7)	(B+, B2)	07/17/25	5.150	$452,148
327	USS Ultimate Holdings, Inc., LIBOR 6M + 7.750%(7)	(CCC+, Caa2)	08/25/25	9.671	320,073
					6,923,081

Tech Hardware & Equipment (0.2%)
599	CommScope, Inc., LIBOR 1M + 3.250%(7)	(B+, Ba3)	04/06/26	4.895	599,554

Telecom - Wireless (0.5%)
994	Sprint Communications, Inc., LIBOR 1M + 2.500%(7)	(BB-, Ba2)	02/02/24	4.188	974,365
744	Sprint Communications, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	02/02/24	4.688	735,990
					1,710,355

Telecom - Wireline Integrated & Services (2.2%)
497	Altice France S.A., LIBOR 1M + 4.000%(7)	(B, B2)	08/14/26	5.676	498,416
1,492	Altice France S.A., LIBOR 1M + 3.688%(7)	(B, B2)	01/31/26	5.364	1,489,774
1,568	CenturyLink Inc., LIBOR 1M + 2.750%(7)	(BBB-, Ba3)	01/31/25	4.395	1,567,958
648	GTT Communications, Inc., LIBOR 1M + 2.750%(7)	(B-, B2)	05/31/25	4.400	549,397
1,512	Level 3 Financing, Inc., LIBOR 1M + 1.750%(7)	(BBB-, Ba1)	03/01/27	3.395	1,510,849
1,126	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	11/15/24	4.645	1,129,026
460	TVC Albany, Inc., LIBOR 1M + 3.500%(7)	(B-, B2)	07/23/25	5.150	458,222
438	TVC Albany, Inc., LIBOR 1M + 7.500%(7)	(CCC, Caa2)	07/23/26	9.150	434,219
					7,637,861

Theaters & Entertainment (1.9%)
496	AMC Entertainment Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, Ba2)	04/22/26	4.650	497,490
1,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(3),(7)	(B-, B2)	07/03/26	6.150	1,714,877
1,801	Technicolor S.A., LIBOR 3M + 2.750%(7)	(B, B3)	12/06/23	4.659	1,548,841
171	TopGolf International, Inc., LIBOR 1M + 5.500%(7)	(B-, B3)	02/08/26	7.170	171,837
2,487	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(7)	(B, B2)	05/18/25	4.400	2,479,998
					6,413,043

Trucking & Delivery (0.3%)
984	Transplace Holdings, Inc., LIBOR 1M + 3.750%(7)	(B-, B1)	10/07/24	5.395	986,077
TOTAL BANK LOANS (Cost $159,382,126)					156,857,712

ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (4.5%)
500	BlueMountain CLO 2016-2 Ltd., 2016-2A, Rule 144A, LIBOR 3M + 7.790%(1),(7)	(BB-, NR)	08/20/32	9.689	501,879
500	BlueMountain CLO 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 2.050%(1),(7)	(A, NR)	07/30/30	3.820	499,559
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	7.031	727,372
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(BB-, NR)	07/27/31	7.194	669,341
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, B1)	04/27/27	7.944	483,119
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(6),(8),(10)	(NR, NR)	07/20/31	0.000	334,881
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/18/31	7.669	714,405
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	7.219	732,520
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(7)	(BB-, NR)	10/15/29	8.181	753,095
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	7.644	732,898
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(BB-, NR)	04/26/31	7.544	747,041
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(6),(8),(10)	(NR, NR)	07/25/27	0.000	59,856
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(7)	(NR, Ba3)	10/16/30	7.343	478,388
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(7)	(NR, Ba3)	04/15/29	7.911	726,345
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.30%(1),(7)	(NR, Ba3)	07/20/30	8.119	750,462
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(7)	(NR, Baa3)	07/17/28	4.806	493,780
750	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(7)	(NR, Baa3)	07/15/28	4.891	750,618
750	THL Credit Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(7)	(NR, Ba3)	10/15/27	7.381	721,353
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/15/32	8.581	1,003,340

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(7)	(NR, Baa3)	10/22/31	5.302	$499,761
750	Venture CDO Ltd., 2016 24A, Rule 144A, LIBOR 3M + 3.900%(1),(7)	(NR, Baa2)	10/20/28	5.719	751,354
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(7)	(NR, Ba3)	07/20/30	7.969	469,239
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	8.819	483,400
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(NR, Ba3)	06/20/29	7.658	700,822
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(7)	(BBB-, NR)	07/14/31	5.188	492,970
					15,277,798

Other Asset Backed (0.7%)
750	Battalion CLO XV Ltd., 2019-16A, Rule 144A, LIBOR 3M + 4.360%(1),(7)	(BBB-, NR)	12/19/32	4.360	757,026
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(7),(10)	(NR, NR)	01/17/33	0.000	1,001,000
750	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(7)	(BB-, NR)	10/20/32	9.148	759,634
					2,517,660
TOTAL ASSET BACKED SECURITIES (Cost $18,574,434)					17,795,458

Number of Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
23,014	UCI International, Inc.(3),(4),(6),(11)	523,568

Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(6),(11)	—

Building Materials (0.2%)
60,000	Cornerstone Building Brands, Inc.(11)	514,800
2,935	Euramax International, Inc.(3),(4),(11)	11,740
		526,540

Chemicals (0.1%)
1,512	Project Investor Holdings LLC(3),(4),(6),(11)	15
25,202	Proppants Holdings LLC(3),(4),(6),(11)	209,429
		209,444

Energy - Exploration & Production (0.0%)
54,344	Independence Contract Drilling, Inc.(11)	38,171
37,190	PES Energy, Inc.(6),(11)	4,649
		42,820

Health Services (0.0%)
19,765	Valitas Health Services, Inc.(3),(4),(11)	198

Metals & Mining - Excluding Steel (0.1%)
1,100,000	Taseko Mines Ltd.(11)	507,353

Recreation & Travel (0.1%)
5,000	Six Flags Entertainment Corp.	190,650

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(3),(4),(6),(11)	—
8	Sprint Industrial Holdings LLC, Class H(3),(4),(6),(11)	—
19	Sprint Industrial Holdings LLC, Class I(3),(4),(6),(11)	—
		0

Theaters & Entertainment (0.1%)
65,000	AMC Entertainment Holdings, Inc.	423,800

TOTAL COMMON STOCKS (Cost $3,607,173)		2,424,373

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(3),(4),(6),(11)	—

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2020 (unaudited)

Number of Shares		Value
WARRANTS (continued)
Diversified Capital Goods (0.0%)
5,506	Horizon Global Corp. expires 06/30/2021(11)	$10,296

TOTAL WARRANTS (Cost $3,276)		10,296

TOTAL INVESTMENTS AT VALUE (94.3%) (Cost $327,406,812)		323,937,137

OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)		19,526,569

NET ASSETS (100.0%)		$343,463,706

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to a value of $142,874,997 or 41.6% of net assets.
(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	Security is valued using significant unobservable inputs.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Bond is currently in default.
(6)	Illiquid security (unaudited).
(7)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2020.
(8)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2020.
(9)	All or a portion is an unfunded loan commitment.
(10)	Securities are zero coupon.
(11)	Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month
2M = 2 Month
3M = 3 Month
6M = 6 Month
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	506,000	USD	384,269	10/13/20	Deutsche Bank AG	$384,269	$382,552	$(1,717)
USD	572,589	CAD	759,000	10/13/20	Morgan Stanley	(572,589)	(573,826)	(1,237)
USD	310,073	CAD	407,000	10/13/20	Deutsche Bank AG	(310,073)	(307,705)	2,368
								$(586)

Currency Abbreviations:

CAD = Canadian Dollar

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$146,848,592	$706		$146,849,298
Bank Loans	—	137,251,680	19,606,032		156,857,712
Asset Backed Securities	—	17,795,458	—		17,795,458
Common Stocks	1,674,774	4,649	744,950		2,424,373
Warrants	—	10,296	0	(1)	10,296
	$1,674,774	$301,910,675	$20,351,688		$323,937,137
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,368	$—		$2,368

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,954	$—	$2,954

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes a zero valued security.

The following is a reconciliation of investments as of January 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$706	$19,515,637	$833,990	$0	(1)	$20,350,333
Accrued discounts (premiums)	—	12,732	—	—		12,732
Purchases	—	1,812,224	—	—		1,812,224
Sales	—	(1,754,354)	—	—		(1,754,354)
Realized gain (loss)	—	14,633	—	—		14,633
Change in unrealized appreciation (depreciation)	—	396,934	(89,040)	—		307,894
Transfers into Level 3	—	3,897,551	—	—		3,897,551
Transfers out of Level 3	—	(4,289,325)	—	—		(4,289,325)
Balance as of January 31, 2020	$706	$19,606,032	744,950	$0	(1)	$20,351,688

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2020	$—	$337,707	$(89,041)	—		$248,666

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 01/31/2020	Technique	Input	(Weighted Average)*
Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
Bank Loans	$187,853	Market Approach	EBITDA Multiples	7.0 (N/A)
	$19,418,179	Vendor Pricing	Single Broker Quote	$0.06 - $1.01 ($0.99)
Common Stocks	$0	Income Approach	Expected Remaining Distribution	$0.00 - $0.01 ($0.01)
	$221,381	Market Approach	EBITDA Multiples	2.4 – 9.7 (7.8)
	$523,569	Vendor Pricing	Single Broker Quote	$22.75 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	7.7 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2020, $3,897,551 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $4,289,325 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.